INTANGIBLE ASSETS - Amortization of intangible assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
INTANGIBLE ASSETS
June 30, 2025	$ 699,988
June 30, 2026	1,411,577	$ 1,218,750
June 30, 2027	1,411,577	1,391,400
June 30, 2028	1,414,916	1,391,400
June 30, 2029	1,411,577	$ 1,394,739
Thereafter	$ 9,067,563